Fixed Assets - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property Plant And Equipment [Line Items]
Depreciation expense	$ 6.7	$ 7.3	$ 7.8
Software development
Property Plant And Equipment [Line Items]
Amortization expense	$ 1.2	$ 1.7	$ 1.5